Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Goodwill by Group Segment
The cost, accumulated amortization and impairment losses of intangible assets at December 31, 2024 and 2023 are as follows:

Balance at December 31, 2024
Millions of euros	Cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	15,018	(8,666)	(685)	5,667
Software	18,442	(15,300)	(38)	3,104
Customer base	2,265	(2,114)	—	151
Trademarks	905	(718)	—	187
Other intangible assets	794	(726)	(4)	64
Intangible assets in process	702	—	—	702
Total intangible assets	38,126	(27,524)	(727)	9,875

Balance at December 31, 2023
Millions of euros	Cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	16,056	(9,061)	(109)	6,886
Software	17,851	(14,753)	(9)	3,089
Customer base	4,166	(3,780)	—	386
Trademarks	958	(723)	—	235
Other intangible assets	867	(805)	(4)	58
Intangible assets in process	724	—	(8)	716
Total intangible assets	40,622	(29,122)	(130)	11,370
The movement in goodwill assigned to each Group segment was as follows:

2024
Millions of euros	Balance at 12/31/2023	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2024
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	8,076	28	—	—	—	(1,364)	6,740
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,108	—	(16)	(623)	—	(51)	418
Others	847	—	—	(243)	—	22	626
Total	18,708	28	(16)	(866)	—	(1,393)	16,461

2023
Millions of euros	Balance at 12/31/2022	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2023
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	7,752	5	—	—	—	319	8,076
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,215	—	—	(58)	(36)	(13)	1,108
Others	827	11	—	—	—	9	847
Total	18,471	16	—	(58)	(36)	315	18,708

Schedule of Allocation of Goodwill to the Different Cash-Generating Units (CGUs)
In order to test for impairment, goodwill was allocated to the different cash-generating units (CGUs), which are grouped into the following reportable operating segments:

Millions of euros	12/31/2024	12/31/2023
Telefónica Spain	4,291	4,291
Telefónica Brazil	6,740	8,076
Telefónica Germany	4,386	4,386
Telefónica Hispam	418	1,108
Colombia	136	164
Ecuador	79	75
Chile	179	615
Peru	—	229
Uruguay	22	23
Others T. Hispam	2	2
Other companies	626	847
Telefónica Tech UK & Ireland	268	438
BE-terna	230	282
Others	128	127
TOTAL	16,461	18,708
The discount rates applied to the cash flow projections in 2024 and 2023 for the main CGUs are as follows:

	2024		2023
Discount rate in local currency	Before tax	After-tax	Before tax	After-tax
Spain	8.6%	6.6%	9.1%	7.0%
Brazil	13.9%	11.5%	14.8%	12.0%
Germany	8.0%	5.5%	8.4%	5.8%
The perpetuity growth rates applied to the cash flow projections in 2024 and 2023 for the main CGUs are as follows:

Perpetuity growth rate in local currency	2024	2023
Spain	0.8%	0.8%
Brazil	4.0%	4.0%
Germany	1.0%	1.0%

Schedule of Sensitivity to Changes in Assumptions
The Group performs a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in the test. For the main CGU, the following maximum increases or decreases were assumed, expressed in percentage points:

Changes in key assumptions, In percentage points	Spain	Germany	Brazil
Financial variables
Discount rate	+/-0.5	+/-0.5	+/-1
Perpetuity growth rates	+/-0.25	+/-0.25	+/-0.5
Long-term operating variables
Long-term margin of operating results before depreciation and amortization	+/-1.75	+/-1.5	+/-2
Ratio of CapEx/Revenues	+/-0.875	+/-0.75	+/-1